Related Party Transactions (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Total dividends received	$ 1,820	$ 1,718
Total dividends distribution	(381)	1,628
Total capital contributions	(2,702)	(131)
Total other transactions	1,394
La Rural S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received		433
Condor [Member]
Disclosure of transactions between related parties [line items]
Dividends received	32	114
BHSA [Member]
Disclosure of transactions between related parties [line items]
Dividends received		113
Mehadrin [Member]
Disclosure of transactions between related parties [line items]
Dividends received		141
Manaman [Member]
Disclosure of transactions between related parties [line items]
Dividends received		106
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	38	14
Nave by the sea [Member]
Disclosure of transactions between related parties [line items]
Dividends received		47
Shufersal [Member]
Disclosure of transactions between related parties [line items]
Dividends received	400	663
Gav Yam [Member]
Disclosure of transactions between related parties [line items]
Dividends received	1,334
EMCO [Member]
Disclosure of transactions between related parties [line items]
Dividends received	16	87
Cresud [Member]
Disclosure of transactions between related parties [line items]
Dividends granted	(359)	1,618
Helmir [Member]
Disclosure of transactions between related parties [line items]
Dividends granted	(22)	10
Quality [Member]
Disclosure of transactions between related parties [line items]
Capital contributions	(47)	(73)
Manibil [Member]
Disclosure of transactions between related parties [line items]
Capital contributions	(87)	(31)
IBC [Member]
Disclosure of transactions between related parties [line items]
Capitalized loan	(2,551)
Others [Member]
Disclosure of transactions between related parties [line items]
Capital contributions	(17)	(27)
TGLT S.A. [Member]
Disclosure of transactions between related parties [line items]
Capital contributions	$ 1,394